Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting Pronouncements - Additional Information (Details)							3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($) $ / shares shares	Jul. 11, 2023 USD ($) $ / shares shares	Dec. 23, 2022 USD ($) Day $ / shares shares	Aug. 16, 2022 USD ($)	Mar. 31, 2021 shares	Jan. 14, 2021 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2023 USD ($) Day $ / shares shares	Sep. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Dec. 23, 2021 shares	Dec. 31, 2020 shares
Summary Of Significant Accounting Policies [Line Items]
Unrecognized tax benefits											$ 0	$ 0
Stock split arrangement					10,000 to 1
Restricted cash and cash equivalents	$ 323,000						$ 323,000	$ 323,000	$ 323,000	$ 323,000	$ 323,000	323,000	$ 323,000
Block Chain Access UK Limited | Mining Services Agreement Revenue
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue received to eligible to be deposited in the company account											5.00%
Mining Service Agreement | Block Chain Access UK Limited
Summary Of Significant Accounting Policies [Line Items]
Monthly customer advance	$ 1,000,000						1,000,000		$ 1,000,000		$ 1,000,000
Percentage of revenue received to eligible to be deposited in the company account	5.00%								5.00%
Mining Service Agreement | Block Chain Access UK Limited | Mining Services Agreement Revenue
Summary Of Significant Accounting Policies [Line Items]
Percentage of eligible revenue that is freely available for the company									5.00%		5.00%
ADIT EDTECH ACQUISITION CORP [Member]
Summary Of Significant Accounting Policies [Line Items]
Unrecognized tax benefits											$ 0	0
Accrued for interest and penalties											0	0
Excise tax payable On redemption of stock current	$ 49,000						49,000		$ 49,000
Cash equivalents	$ 0						$ 0		0		0	$ 0
Federal deposit insurance coverage									$ 250,000		$ 250,000
Temporary equity shares outstanding | shares	2,000,026	2,000,026	2,467,422				2,000,026		2,000,026		2,467,422	27,600,000
Number of additional extension month for initial business combination			1 month
Number of maximum extension month for initial business combination			6 months
Number of business days | Day			10						10
Common stock, shares redeemed | shares			25,132,578								25,132,578
Common stock, redemption value			$ 253,600,000
Temporary equity redemption price per share | $ / shares	$ 10.93	$ 10.58	$ 10.09				$ 10.93		$ 10.93		$ 10.24	$ 10
Deferred offering costs						$ 13,836,086
Underwriting discount						4,800,000
Deferred underwriting discounts and commissions						8,400,000
Other offering costs						$ 636,086
Effective income tax rate							18.14%	30.31%	6.64%	6.41%	14.10%
Effective income tax rate from the statutory tax rate							21.00%	21.00%			21.00%	21.00%
US federal excise tax on repurchase of stock rate				1.00%					1.00%
ADIT EDTECH ACQUISITION CORP [Member] | Minimum
Summary Of Significant Accounting Policies [Line Items]
Excise tax imposed only if amount of common stock repurchased exceeds				$ 1,000,000
ADIT EDTECH ACQUISITION CORP [Member] | IPO
Summary Of Significant Accounting Policies [Line Items]
Deferred offering costs	$ 15,800,000						$ 15,800,000		$ 15,800,000		$ 15,800,000
Underwriting discount									5,500,000		5,500,000
Deferred underwriting discounts and commissions	$ 9,700,000						$ 9,700,000		9,700,000		9,700,000
Other offering costs									700,000		$ 700,000
Common Class A | ADIT EDTECH ACQUISITION CORP [Member]
Summary Of Significant Accounting Policies [Line Items]
Temporary equity stock shares redeemed during the period shares | shares		467,396
Temporary equity stock shares redeemed during the period value		$ 4,900,000							$ 4,900,000
Capital Unit, Class A [Member]
Summary Of Significant Accounting Policies [Line Items]
Common units authorized | shares	1,740,000				1,740,000		1,740,000	1,740,000	1,740,000	1,740,000	1,740,000	1,740,000
Common units issued | shares	1,740,000				1,740,000		1,740,000	1,740,000	1,740,000	1,740,000	1,740,000			1,740,000
Common units outstanding | shares	1,740,000				1,740,000		1,740,000	1,740,000	1,740,000	1,740,000	1,740,000	1,740,000			1,740,000
Capital Unit, Class B [Member]
Summary Of Significant Accounting Policies [Line Items]
Common units authorized | shares	8,360,000				8,360,000		8,360,000	8,360,000	8,360,000	8,360,000	8,360,000	8,360,000
Common units issued | shares	8,160,000				8,160,000		8,160,000	8,160,000	8,160,000	8,160,000	8,160,000	8,160,000
Common units outstanding | shares	8,160,000				8,160,000		8,160,000	8,160,000	8,160,000	8,160,000	8,160,000	8,160,000			8,160,000
Capital Units Class C [Member]
Summary Of Significant Accounting Policies [Line Items]
Common units authorized | shares	2,500,000				2,500,000		2,500,000	2,500,000	2,500,000	2,500,000	2,500,000	2,500,000
Common units issued | shares	2,413,367				2,418,000		2,413,367	2,413,367	2,413,367	2,413,367	2,418,000	2,418,000
Common units outstanding | shares	2,095,078				1,672,354		2,095,078	1,658,381	2,095,078	1,658,381	1,672,354	893,633